ACCOUNTS RECEIVABLE NET (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS RECEIVABLE NET
Accounts receivable allowance for doubtful accounts	$ 600,000	$ 0